Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Cash flows from operating activities
Net income (loss)	$ 93	$ 405	$ (1,206)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization	149	177	239
Deferred income taxes	(25)	(7)	33
Stock-based compensation	67	49	60
Impairment of goodwill	0	0	57
Impairment of long-lived assets	0	11	501
Non-cash consideration received from contracts with customers	(46)	0	0
Loss on sale, disposal and abandonment of long-lived assets	3	9	171
Debentures fair value adjustment recorded in earnings	(117)	191	24
Long-term receivables	0	(18)	0
Other long-term liabilities	(12)	5	(5)
Other	3	(6)	0
Net changes in working capital items
Accounts receivable, net	(9)	49	166
Other receivables	52	(44)	17
Inventories	0	23	117
Income tax receivable	17	2	2
Other assets	(1)	16	45
Accounts payable	(15)	(82)	(179)
Accrued liabilities	(21)	(36)	(94)
Income taxes payable	(2)	4	(28)
Deferred revenue	(36)	(44)	(144)
Net cash provided by (used in) operating activities	100	704	(224)
Cash flows from investing activities
Acquisition of long-term investments	(2)	(27)	(430)
Proceeds on sale or maturity of long-term investments	2	77	228
Acquisition of property, plant and equipment	(17)	(15)	(17)
Proceeds on sale of property, plant and equipment	1	3	95
Acquisition of intangible assets	(32)	(30)	(52)
Business acquisitions, net of cash acquired	(1,402)	0	(5)
Acquisition of short-term investments	(2,895)	(3,499)	(1,366)
Proceeds on sale or maturity of short-term investments	3,970	2,861	2,271
Net cash used in investing activities	(375)	(630)	724
Cash flows from financing activities
Issuance of common shares	5	8	5
Payment of contingent consideration from business acquisitions	0	0	(15)
Excess deficiency related to stock-based compensation	0	0	(1)
Common shares repurchased	0	(18)	0
Repurchase of 6% Debentures	0	0	(1,315)
Issuance of 3.75% Debentures			605
Net cash provided by (used in) financing activities	5	(10)	(721)
Effect of foreign exchange gain (loss) on cash and cash equivalents	(3)	6	(1)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(273)	70	(222)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, beginning of period	855	785	1,007
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, end of period	582	855	785
Cash and cash equivalents	548	816	734
Restricted Cash and Cash Equivalents, Noncurrent	$ 34	$ 39
Restricted Cash and Cash Equivalents			$ 51